UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 74.4%
Airlines - 5.7%
Allegiant Travel Company	31,441	$4,152,413
Delta Air Lines, Inc.	112,500	4,428,000
Spirit Airlines, Inc. (a)	150,000	6,379,500
		14,959,913
Biotechnology - 9.6%
Biogen, Inc. (a)	17,700	5,540,631
Celgene Corporation (a)	54,000	5,644,620
Gilead Sciences, Inc.	180,000	14,241,600
		25,426,851
Chemicals - 2.5%
Celanese Corporation - Series A	98,000	6,522,880
Computers & Peripherals - 5.4%
Apple, Inc.	125,730	14,213,776
Electronic Equipment, Instruments & Components - 1.4%
Universal Display Corporation (a)	66,000	3,663,660
Energy Equipment & Services - 3.1%
Halliburton Company	100,000	4,488,000
Schlumberger Ltd. (b)	48,000	3,774,720
		8,262,720
Health Care Providers & Services - 6.2%
Community Health Systems, Inc. (a)	295,000	3,404,300
McKesson Corporation	36,000	6,003,000
Quorum Health Corporation (a)	73,750	462,412
UnitedHealth Group, Inc.	47,000	6,580,000
		16,449,712
Household Durables - 2.7%
WCI Communities, Inc. (a)	299,200	7,097,024
Internet Software & Services - 2.1%
Tencent Holdings Ltd - ADR	195,800	5,457,925
IT Services - 8.1%
Alliance Data Systems Corporation (a)	100,000	21,453,000
Oil, Gas & Consumable Fuels - 3.5%
Bellatrix Exploration Ltd. (a)(b)	690,100	591,692
Dynagas LNG Partners LP (b)	155,000	2,399,400
GasLog Partners LP (b)	95,000	2,070,050
Golar LNG Partners LP (b)	200,000	3,926,000
Rex Energy Corporation (a)	360,000	210,204
Teekay Tankers Ltd. - Class A (b)	40,000	101,200
		9,298,546
Pharmaceuticals - 7.7%
Bristol-Myers Squibb Company	150,000	8,088,000
Lannett Company, Inc. (a)	200,000	5,314,000
Teva Pharmaceutical Industries Ltd. - ADR	150,000	6,901,500
		20,303,500
Semiconductors & Semiconductor Equipment - 4.8%
ON Semiconductor Corporation (a)	1,040,000	12,812,800
Software - 4.4%
Microsoft Corporation	200,000	11,520,000
Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc.	320,000	8,080,000
Trading Companies & Distributors - 4.2%
Rush Enterprises, Inc. - Class A (a)	379,907	9,300,124
Rush Enterprises, Inc. - Class B (a)	76,407	1,857,454
		11,157,578
Total Common Stocks
(Cost $152,594,745)		196,679,885

EXCHANGE-TRADED FUNDS - 3.2%
SPDR Gold Shares (a)
Total Exchange Traded Funds
(Cost $8,236,558)		68,075	8,552,943

SHORT-TERM INVESTMENT - 22.6%
Fidelity Institutional Government Portfolio - Class I, 0.27% (c)
Total Short-Term Investment
(Cost $59,616,561)		59,616,561	59,616,561

TOTAL INVESTMENTS
(Cost $220,447,864) - 100.2%			264,849,389
Liabilities in Excess of Other Assets - (0.2)%			(406,081)
TOTAL NET ASSETS - 100.0%			$264,443,308

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign company.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2016.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$196,679,885	$-	$-	$196,679,885
Exchange-Traded Funds	8,552,943	-	-	8,552,943
Short-Term Investments	59,616,561	-	-	59,616,561
Total Investments in Securities	$264,849,389	$-	$-	$264,849,389

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2016, the Fund recognized no transfers to/from Level 1 or 2.  The Fund did not invest in any Level 3 investments during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Muhlenkamp Fund

Cost of investments	$220,447,864

Gross unrealized appreciation	53,132,478
Gross unrealized depreciation	(8,730,953)
Net unrealized appreciation	$44,401,525

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  November 4, 2016

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                               Brian R. Wiedmeyer, Treasurer

Date  November 4, 2016